Schedule of Investments (unaudited) July 31, 2021	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 12.9%
CF Industries Holdings, Inc.	147,767	$6,981,991
FMC Corp.	43,744	4,678,421
Koninklijke DSM NV	22,618	4,559,366
Nutrien Ltd.	103,702	6,159,899

		22,379,677

Containers & Packaging — 5.6%
International Paper Co.	52,431	3,028,415
Packaging Corp. of America	28,883	4,086,944
Westrock Co.	54,624	2,688,047

		9,803,406

Electronic Equipment, Instruments & Components — 2.4%
Trimble, Inc.(a)	48,889	4,180,009

Food Products — 4.8%
Bunge Ltd.	71,737	5,568,943
Darling Ingredients, Inc.(a)	13,691	945,637
Nestle SA, Registered Shares	14,595	1,848,160

		8,362,740

Machinery — 2.7%
Deere & Co.	13,191	4,769,734

Metals & Mining — 31.1%
Anglo American PLC	195,743	8,674,148
ArcelorMittal SA(b)	57,700	2,033,348
BHP Group Ltd., ADR	55,137	4,331,563
BHP Group PLC	69,643	2,254,785
First Quantum Minerals Ltd.	106,414	2,279,081
Freeport-McMoRan, Inc.	61,921	2,359,190
Glencore PLC(a)	1,547,347	6,949,367
Kinross Gold Corp.	518,883	3,397,943
Neo Lithium Corp.(a)	400,214	1,142,002
Newcrest Mining Ltd.	39,026	754,277
Newmont Corp.	79,619	5,001,666
Polyus PJSC, Registered Shares, GDR	15,332	1,477,950
Stelco Holdings, Inc.	71,751	2,369,462
Vale SA, ADR	526,093	11,058,475

		54,083,257

Oil, Gas & Consumable Fuels — 39.0%
Aker BP ASA	76,143	2,051,201

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.	172,718	$5,699,583
Chevron Corp.	92,897	9,457,844
ConocoPhillips	103,260	5,788,756
Equinor ASA	148,066	2,884,205
Exxon Mobil Corp.	82,415	4,744,631
Hess Corp.	28,213	2,156,602
Kosmos Energy Ltd.(a)	372,055	859,447
LUKOIL PJSC, ADR	34,170	2,927,883
Marathon Petroleum Corp.	35,639	1,967,986
Pioneer Natural Resources Co.	21,479	3,122,402
Royal Dutch Shell PLC, B Shares	476,682	9,418,841
Suncor Energy, Inc.	245,235	4,827,646
TotalEnergies SE	221,096	9,641,269
Valero Energy Corp.	35,151	2,354,062

		67,902,358

Total Long-Term Investments — 98.5% (Cost: $133,516,897)		171,481,181

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	1,064,436	1,064,436
SL Liquidity Series, LLC, Money Market Series, 0.12%(c)(d)(e)	2,046,036	2,046,650

Total Short-Term Securities — 1.8% (Cost: $3,111,086)		3,111,086

Total Investments — 100.3% (Cost: $136,627,983)		174,592,267

Liabilities in Excess of Other Assets — (0.3)%		(499,663)

Net Assets — 100.0%		$174,092,604

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Natural Resources Trust

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,371,887	$—		$(307,451	)(a)	$—	$—	$1,064,436	1,064,436	$37		$—
SL Liquidity Series, LLC, Money Market Series	—	2,046,650	(a)	—		—	—	2,046,650	2,046,036	3,627	(b)	—

						$—	$—	$3,111,086		$3,664		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$17,820,311	$4,559,366	$—	$22,379,677
Containers & Packaging	9,803,406	—	—	9,803,406
Electronic Equipment, Instruments & Components	4,180,009	—	—	4,180,009
Food Products	6,514,580	1,848,160	—	8,362,740
Machinery	4,769,734	—	—	4,769,734
Metals & Mining	33,972,730	20,110,527	—	54,083,257
Oil, Gas & Consumable Fuels	40,978,959	26,923,399	—	67,902,358

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,064,436	$—	$—	$1,064,436

	$119,104,165	$53,441,452	$—	172,545,617

Investments Valued at NAV(a)				2,046,650

				$174,592,267

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

SCHEDULE OF INVESTMENTS	3